Performance Management	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table below provide some indication of the risks of investing in the MP 63 Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance).

Remember the Fund’s past performance (before and after taxes) when such is provided is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.mp63fund.com and by calling toll-free 1-877-MP63FUN (1-877-676-3386). You may also contact the Fund manager at 914-925-0022, ext. 110.

Bar Chart [Heading]	Year-By-Year Annual Returns (For calendar years ending on December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods covered in the bar chart, the highest return for a quarter was 15.70% (quarter ended June 30, 2020) and the lowest return for a quarter was -21.82% (quarter ended March 31, 2020). The Fund’s year-to-date return as of March 31, 2025 was 1.61%.

Performance Table Heading	Average Annual Total Returns (for periods ending on December 31, 2024)
Performance [Table]
	One Year	Five Years	Ten Years	Since Inception (3/2/1999)
Return Before Taxes	10.94%	6.99%	8.37%	6.99%
After-Tax Return on Distributions *	9.08%	5.69%	6.97%	6.06%
After-Tax Return on Distributions and Sale of Fund Shares *	7.16%	5.10%	6.24%	5.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) **	24.79%	14.51%	13.09%	8.24%

(*)	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

(**)	The S&P 500 is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ.

MP63 Fund
Prospectus [Line Items]
Performance Past Does Not Indicate Future [Text]	Remember the Fund’s past performance (before and after taxes) when such is provided is not necessarily an indication of how the Fund will perform in the future
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	15.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(21.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Availability Website Address [Text]	www.mp63fund.com
Performance Availability Phone [Text]	1-877-676-3386